UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                --------------

Check here if Amendment /_/; Amendment Number:  _______
     This Amendment (Check only one):   /_/  is a restatement.
                                        /_/  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Shenkman Capital Management, Inc.
             ----------------------------------------
Address:     461 Fifth Avenue, 22nd Floor
             ----------------------------------------
             New York, New York 10017
             ----------------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark R. Shenkman
              ------------------------------
Title:        President
              ------------------------------
Phone:        212-867-9090
              ------------------------------

Signature, Place, and Date of Signing:

 /s/ Mark R. Shenkman             New York, New York        May 11, 2006
--------------------------        ------------------        ------------
    [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0
                                    --------

Form 13F Information Table Entry Total:     92
                                            ---------

Form 13F Information Table Value Total:     360,171
                                            ---------
                                            (thousands)


List of Other Included Managers:    None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.


SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                  AS OF 3/31/2006

                                                                                                                  VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER      ----------------
NAME OF ISSUER         TITLE OF CLASS      CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------         --------------      -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----

ADVANCED MEDICAL
OPTICS INC               COM               00763M108      233         5,000      SH            Sole                   5,000

AFFILIATED COMPUTER
SERVICES                 CL A              008190100      298         5,000      SH            Sole                   5,000

AK STL HLDG CORP         COM               001547108      203        13,500      SH            Sole                  13,500

ALLIANT TECHSYSTEMS INC  NOTE 2.750% 2/1   018804AH7    8,582     7,965,000      PRN           Sole               7,965,000


ALLIANT TECHSYSTEMS INC  COM               018804104      405         5,250      SH            Sole                   5,250


ALLIED WASTE INDS INC    SDCV  4.250% 4/1  019589AD2      944    1,000,000       PRN           Sole               1,000,000

ALPHA NATURAL
RESOURCES INC            COM               02076X102    1,516       65,500       SH            Sole                  65,500

AMERICAN TOWER CORP      CL A              029912201      470       15,500       SH            Sole                  15,500

APRIA HEALTHCARE
GROUP INC                NOTE  3.375% 9/0  037933AB4    5,169    5,350,000       PRN           Sole               5,350,000

AVISTAR COMMUNICATIONS
CORP                     COM NEW           05379X208       26       17,500       SH            Sole                  17,500

BLOCKBUSTER INC          CL A              093679108      208       52,500       SH            Sole                  52,500

BOYD GAMING CORP         COM               103304101      449        9,000       SH            Sole                   9,000

CABLEVISION SYS CORP     CL A NY CABLVS    12686C109      307       11,500       SH            Sole                  11,500

CANWEST GLOBAL
COMMUNICATION            SHS NON VTG       138906300      126       15,000       SH            Sole                  15,000

CASELLA WASTE SYS INC    CL A              147448104      178       12,500       SH            Sole                  12,500


CENTERPOINT ENERGY INC   NOTE  2.875% 1/1  15189TAL1    1,023    1,000,000       PRN           Sole               1,000,000

CHEMTURA CORP            COM               163893100      265       22,500       SH            Sole                  22,500

CHESAPEAKE ENERGY CORP   PFD CONV          165167842   11,102      115,750       SH            Sole                 115,750


CHURCH & DWIGHT INC      COM               171340102      369       10,000       SH            Sole                  10,000

CITADEL BROADCASTING
CORP                     NOTE 1.875% 2/1   17285TAB2    5,271    6,350,000       PRN           Sole               6,350,000

COMPTON PETE CORP        COM               204940100    3,210      250,000       SH            Sole                 250,000

CONSOL ENERGY INC        COM               20854P109      389        5,250       SH            Sole                   5,250

CROWN CASTLE INTL CORP   COM               228227104      284       10,000       SH            Sole                  10,000


CYTYC CORP               NOTE  2.250% 3/1  232946AB9    2,955    2,700,000       PRN           Sole               2,700,000

CYTYC CORP               COM               232946103      296       10,500       SH            Sole                  10,500

DARLING INTL INC         COM               237266101      208       44,500       SH            Sole                  44,500

DEL MONTE FOODS CO       COM               24522P103      397       33,500       SH            Sole                  33,500


DENNYS CORP              COM               24869P104      226       47,500       SH            Sole                  47,500

DISNEY WALT CO           NOTE 2.125% 4/1   254687AU0   16,691   15,600,000       PRN           Sole              15,600,000

DOMINOS PIZZA INC        COM               25754A201      357       12,500       SH            Sole                  12,500

DRS TECHNOLOGIES INC     COM               23330X100      466        8,500       SH            Sole                   8,500

DYNEGY INC NEW           CL A              26816Q101      168       35,000       SH            Sole                  35,000

ECHOSTAR
COMMUNICATIONS NEW       NOTE 5.750% 5/1   278762AG4   91,674   92,600,000       PRN           Sole              92,600,000

ECHOSTAR
COMMUNICATIONS NEW       CL A              278762109    1,882       63,000       SH            Sole                  63,000

ELLIS PERRY INTL INC     COM               288853104      283       12,500       SH            Sole                  12,500

FAIR ISAAC CORP          NOTE  1.500% 8/1  303250AD6      405      385,000       PRN           Sole                 385,000

FISHER SCIENTIFIC
INTL INC                 NOTE 3.250% 3/0   338032AX3    8,091    7,515,000       PRN           Sole               7,515,000

FISHER SCIENTIFIC
INTL INC                 COM NEW           338032204      442        6,500       SH            Sole                   6,500

FOUR SEASONS HOTEL INC   NOTE  1.875% 7/3  35100EAE4    2,919    3,025,000       PRN           Sole              3,025,000


FREESCALE
SEMICONDUCTOR INC        COM CL A          35687M107      459       16,500       SH            Sole                  16,500

GENERAL MTRS CORP        DEB SR CONV A     370442741   22,740      978,070       PRN           Sole                 978,070

GRAY TELEVISION INC      COM               389375106      252       30,000       SH            Sole                  30,000

HARRAHS ENTMT INC        COM               413619107      273        3,500       SH            Sole                   3,500

HILTON HOTELS CORP       COM               432848109      255       10,000       SH            Sole                  10,000

HORNBECK OFFSHORE
SVCS INC N               COM               440543106      316        8,750       SH            Sole                   8,750

K2 INC                   COM               482732104      188       15,000       SH            Sole                  15,000

L-3 COMMUNICATIONS CORP  DEBT  3.000% 8/0  502413AW7   14,248   13,750,000       PRN           Sole              13,750,000


LIBERTY MEDIA CORP NEW   COM SER A         530718105      369       45,000       SH            Sole                  45,000

LIN TELEVISION CORP      SDEB  2.500% 5/1  532776AL5      364      400,000       PRN           Sole                 400,000

LIONS GATE ENTMNT CORP   COM NEW           535919203      508       50,000       SH            Sole                  50,000

LODGENET ENTMT CORP      COM               540211109    1,493       95,800       SH            Sole                  95,800

MANOR CARE INC NEW       NOTE  2.125% 8/0  564055AM3    3,545    3,250,000       PRN           Sole               3,250,000

MEDIACOM
COMMUNICATIONS CORP      NOTE 5.250% 7/0   58446KAA3   28,360   28,325,000       PRN           Sole              28,325,000

MIRANT CORP NEW          COM               60467R100      388       15,500       SH            Sole                 15,500

NEWFIELD EXPL CO         COM               651290108    1,676       40,000       SH            Sole                  40,000



NORTHWESTERN CORP        COM NEW           668074305      234        7,500       SH            Sole                   7,500

PACKAGING CORP AMER      COM               695156109      269       12,000       SH            Sole                  12,000

PEABODY ENERGY CORP      COM               704549104      378        7,500       SH            Sole                   7,500

PENTAIR INC              COM               709631105      408       10,000       SH            Sole                  10,000

PHARMACEUTICAL RES INC   NOTE  2.875% 9/3  717125AC2   16,925   20,000,000       PRN           Sole              20,000,000

PPL CORP                 COM               69351T106      294       10,000       SH            Sole                  10,000

PRIDE INTL INC DEL       COM               74153Q102      359       11,500       SH            Sole                  11,500

QUANTA SVCS INC          COM               74762E102      264       16,500       SH            Sole                  16,500

RANGE RES CORP           COM               75281A109    1,775       65,000       SH            Sole                  65,000

RITE AID CORP            NOTE 4.750% 12/0  767754BA1   21,985   22,200,000       PRN           Sole              22,200,000

ROPER INDS INC NEW       NOTE 1.481% 1/1   776696AA4    5,297    8,350,000       PRN           Sole               8,350,000

RPM INTL INC             NOTE  1.389% 5/1  749685AK9    2,308    4,300,000       PRN           Sole               4,300,000

SAKS INC                 COM               79377W108      222       11,500       SH            Sole                  11,500

SBA COMMUNICATIONS CORP  COM               78388J106      351       15,000       SH            Sole                  15,000


SEPRACOR INC             COM               817315104      268        5,500       SH            Sole                   5,500

SHUFFLE MASTER INC       NOTE  1.250% 4/1  825549AB4    5,105    3,800,000       PRN           Sole               3,800,000

SINCLAIR BROADCAST
GROUP INC                NOTE 4.875% 7/1   829226AU3    1,243    1,400,000       PRN           Sole               1,400,000

SINCLAIR BROADCAST
GROUP INC                SDCV  6.000% 9/1  829226AV1      738      831,000       PRN           Sole                 831,000

SMURFIT-STONE
CONTAINER CORP           PFD CV EX A 7%    832727200      550       24,320       SH            Sole                  24,320

SPRINT NEXTEL CORP       COM FON           852061100      310       12,000       SH            Sole                  12,000

STEWART ENTERPRISES INC  CL A              860370105      220       38,500       SH            Sole                  38,500


SYBRON DENTAL
SPECIALTIES IN           COM               871142105      289        7,000       SH            Sole                   7,000

SYMANTEC CORP            COM               871503108      168       10,000       SH            Sole                  10,000

SYNAGRO TECHNOLOGIES INC COM NEW           871562203      250       50,000       SH            Sole                  50,000


TEMPUR PEDIC INTL INC    COM               88023U101      325       23,000       SH            Sole                  23,000

TEVA PHARMACEUTICAL
FIN LLC                  DBCV  0.250% 2/0  88163VAE9   12,979   12,850,000       PRN           Sole              12,850,000

TEVA PHARMACEUTICAL
INDS LTD                 ADR               881624209      391        9,500       SH            Sole                   9,500

TRIAD HOSPITALS INC      COM               89579K109      314        7,500       SH            Sole                   7,500

UNITED RENTALS INC       COM               911363109      518       15,000       SH            Sole                  15,000


VALEANT
PHARMACEUTICALS INTL     NOTE  3.000% 8/1  91911XAB0   10,331   11,750,000       PRN           Sole              11,750,000

VALERO ENERGY CORP NEW   COM               91913Y100      448        7,500       SH            Sole                   7,500

WABTEC CORP              COM               929740108      326       10,000       SH            Sole                  10,000

WALTER INDS INC          COM               93317Q105      500        7,500       SH            Sole                   7,500

WATSON PHARMACEUTICALS   DBCV  1.750% 3/1  942683AC7    6,367    6,900,000       PRN           Sole               6,900,000
INC

WILLIAMS COS INC DEL     COM               969457100      246       11,500       SH            Sole                  11,500

WYETH                    DBCV 1/1          983024AD2   17,667   16,550,000       PRN           Sole              16,550,000

XM SATELLITE RADIO
HLDGS INC                NOTE  1.750%12/0  983759AC5    5,628    6,650,000       PRN           Sole               6,650,000


                                           TOTAL (x$1,000)   360,171


